Federated Hermes MDT Mid Cap Growth Fund
Portfolio of Investments
January 31, 2022 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Communication Services—4.5%
11,004	[1]	AMC Networks, Inc.	$ 469,100
59,470	[1]	Live Nation Entertainment, Inc.	6,512,560
27,807		Nexstar Media Group, Inc., Class A	4,598,722
312,405	[1]	Pinterest, Inc.	9,234,692
9,230	[1]	Spotify Technology SA	1,811,480
2,774	[1]	Take-Two Interactive Software, Inc.	453,105
66,551	[1]	TripAdvisor, Inc.	1,806,859
28,327	[1]	Twitter, Inc.	1,062,546
10,788		World Wrestling Entertainment, Inc.	538,753
		TOTAL	26,487,817
		Consumer Discretionary—14.3%
17,622	[1]	Boyd Gaming Corp.	1,047,804
9,284	[1]	Burlington Stores, Inc.	2,199,658
5,482	[1]	Chipotle Mexican Grill, Inc.	8,143,950
18,460		Domino’s Pizza, Inc.	8,392,839
34,998	[1]	Expedia Group, Inc.	6,414,783
88,779	[1]	Floor & Decor Holdings, Inc.	9,652,053
19,992	[1]	Lululemon Athletica, Inc.	6,672,530
127,278	[1]	Nordstrom, Inc.	2,863,755
262	[1]	O’Reilly Automotive, Inc.	170,759
17,807	[1]	Penn National Gaming, Inc.	812,177
1,839	[1]	RH	740,786
14,560		Tapestry, Inc.	552,552
152,769		Tempur Sealy International, Inc.	6,081,734
21,541		The Wendy’s Co.	496,089
1,668		Tractor Supply Co.	364,141
52,087		Travel + Leisure Co.	2,958,542
30,620	[1]	Ulta Beauty, Inc.	11,137,719
13,219		Williams-Sonoma, Inc.	2,122,178
12,656		Wyndham Hotels & Resorts, Inc.	1,062,471
139,345	[1]	YETI Holdings, Inc.	9,138,245
18,197		Yum! Brands, Inc.	2,277,718
		TOTAL	83,302,483
		Consumer Staples—2.2%
245,027		Albertsons Cos., Inc.	6,897,510
48,895		Energizer Holdings, Inc.	1,838,941
124,427	[1,2]	Sprouts Farmers Market, Inc.	3,376,949
1,779	[1]	The Boston Beer Co., Inc., Class A	748,656
		TOTAL	12,862,056
		Energy—1.5%
19,191		Cheniere Energy, Inc.	2,147,473
12,717		Continental Resources, Inc.	660,521
164,370		Occidental Petroleum Corp.	6,191,818
		TOTAL	8,999,812
		Financials—5.9%
798		Ameriprise Financial, Inc.	242,839
11,035		Discover Financial Services	1,277,301

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
29,807		MSCI, Inc., Class A	$ 15,980,129
1,766		Raymond James Financial, Inc.	186,966
470,736	[1,2]	Rocket Companies, Inc.	5,950,103
107,045		Tradeweb Markets, Inc.	9,074,205
48,679		Virtu Financial, Inc.	1,505,642
		TOTAL	34,217,185
		Health Care—16.6%
127,334	[1]	Adaptive Biotechnologies Corp.	2,220,705
42,050		Agilent Technologies, Inc.	5,858,406
4,136	[1]	Align Technology, Inc.	2,047,154
4,645	[1]	Alnylam Pharmaceuticals, Inc.	639,152
24,916	[1]	Amedisys, Inc.	3,366,152
19,557	[1]	Avantor, Inc.	730,063
115,596		Bruker Corp.	7,698,694
22,079	[1]	Dexcom, Inc.	9,504,568
101,424	[1]	Exelixis, Inc.	1,835,774
11,295	[1]	Horizon Therapeutics PLC	1,054,162
9,192	[1]	IDEXX Laboratories, Inc.	4,663,102
90,685	[1]	Incyte Genomics, Inc.	6,740,616
78,054	[1]	Iovance Biotherapeutics, Inc.	1,299,599
59,332	[1]	IQVIA Holdings, Inc.	14,530,407
4,999	[1]	Maravai LifeSciences Holdings, Inc.	144,571
23,540		McKesson Corp.	6,043,189
4,411	[1]	Mettler-Toledo International, Inc.	6,495,991
15,499	[1]	Molina Healthcare, Inc.	4,502,149
4,310	[1]	Neurocrine Biosciences, Inc.	340,576
2,817	[1]	Novavax, Inc.	263,953
2,825	[1]	Repligen Corp.	560,310
6,499	[1]	SAGE Therapeutics, Inc.	256,191
43,187	[1]	Tandem Diabetes Care, Inc.	5,100,817
38,493	[1]	Veeva Systems, Inc.	9,105,134
5,206	[1]	Waters Corp.	1,666,545
		TOTAL	96,667,980
		Industrials—14.0%
17,010		Advanced Drainage System, Inc.	1,923,661
35,956		AGCO Corp.	4,214,043
78,896		Allegion PLC	9,682,906
38,361		Allison Transmission Holdings, Inc.	1,457,334
2,710	[1]	Axon Enterprise, Inc.	379,210
43,898		C.H. Robinson Worldwide, Inc.	4,593,926
8,452	[1]	CACI International, Inc., Class A	2,091,532
11,916		Expeditors International Washington, Inc.	1,364,144
34,457	[1]	Generac Holdings, Inc.	9,729,968
1,015		Hunt (J.B.) Transportation Services, Inc.	195,428
19,305		Huntington Ingalls Industries, Inc.	3,613,896
24,842		Landstar System, Inc.	3,974,720
50,156		Nielsen Holdings PLC	945,942
5,589		Old Dominion Freight Lines, Inc.	1,687,487
35,233		Pitney Bowes, Inc.	217,035
13,000		Robert Half International, Inc.	1,472,380
16,399	[1]	Siteone Landscape Supply, Inc.	2,953,788
20,904		Trane Technologies PLC	3,618,482

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
101,673		TransUnion	$ 10,484,520
169,272		Vertiv Holdings Co.	3,531,014
144,265	[1,2]	Virgin Galactic Holdings, Inc.	1,327,238
154,012	[1]	XPO Logistics, Inc.	10,190,974
18,835		Xylem, Inc.	1,978,052
		TOTAL	81,627,680
		Information Technology—34.3%
19,763	[1]	Allegro MicroSystems, Inc.	560,874
12,311		Alliance Data Systems Corp.	849,951
134,444	[1]	Arista Networks, Inc.	16,712,734
31,167	[1]	Cadence Design Systems, Inc.	4,741,747
9,769	[1]	Crowdstrike Holdings, Inc.	1,764,672
137,139	[1]	Datadog, Inc.	20,037,379
383,089	[1]	Dropbox, Inc.	9,481,453
158,801	[1]	Dynatrace Holdings LLC	8,711,823
12,367		Entegris, Inc.	1,482,061
21,058	[1]	EPAM Systems, Inc.	10,026,556
43,658	[1]	Fortinet, Inc.	12,976,904
21,558	[1]	Globant SA	5,501,171
14,006		HP, Inc.	514,440
28,001	[1]	HubSpot, Inc.	13,686,889
44,429		Jabil, Inc.	2,731,939
26,730	[1]	Keysight Technologies, Inc.	4,512,559
4,211		KLA Corp.	1,639,216
34,519		Microchip Technology, Inc.	2,674,532
2,001		MKS Instruments, Inc.	310,815
24,291		Monolithic Power Systems	9,787,573
38,119	[1]	Nutanix, Inc.	1,042,174
175,639	[1]	ON Semiconductor Corp.	10,362,701
29,622	[1]	Palo Alto Networks, Inc.	15,326,423
2,644		Paychex, Inc.	311,357
7,920	[1]	Paycom Software, Inc.	2,655,576
30,184	[1]	Paylocity Corp.	6,156,932
505,344	[1]	Pure Storage, Inc.	13,386,563
357,689	[1]	StoneCo Ltd.	5,572,795
51,986	[1]	Teradata Corp.	2,097,115
2,427		Teradyne, Inc.	285,003
11,640		Universal Display Corp.	1,786,856
370,535		Western Union Co.	7,006,817
18,921	[1]	Zscaler, Inc.	4,864,778
		TOTAL	199,560,378
		Materials—2.7%
132,252	[1]	Berry Global Group, Inc.	8,916,430
16,600		Celanese Corp.	2,584,786
125,542		Chemours Co./The	4,106,479
2,630		Westlake Chemical Corp.	259,449
		TOTAL	15,867,144
		Real Estate—2.2%
6,735	[1]	CBRE Group, Inc.	682,525
39,973		Extra Space Storage, Inc.	7,922,249
10,494		SBA Communications, Corp.	3,415,167

Shares		Value
	COMMON STOCKS—continued
	Real Estate—continued
4,242	Simon Property Group, Inc.	$ 624,423
	TOTAL	12,644,364
	TOTAL COMMON STOCKS (IDENTIFIED COST $516,626,263)	572,236,899
	INVESTMENT COMPANIES—3.3%
8,996,751	Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[3]	8,996,751
10,086,174	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.06%[3]	10,085,166
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $19,082,812)	19,081,917
	TOTAL INVESTMENT IN SECURITIES—101.5% (IDENTIFIED COST $535,709,075)	591,318,816
	OTHER ASSETS AND LIABILITIES - NET—(1.5)%[4]	(8,883,326)
	TOTAL NET ASSETS—100%	$582,435,490
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2021	$10,000,196	$11,468,936	$21,469,132
Purchases at Cost	$31,391,651	$46,212,258	$77,603,909
Proceeds from Sales	$(32,395,096)	$(47,591,657)	$(79,986,753)
Change in Unrealized Appreciation/Depreciation	N/A	$(2,041)	$(2,041)
Net Realized Gain/(Loss)	N/A	$(2,962)	$(2,962)
Value as of 1/31/2022	$8,996,751	$10,084,534	$19,081,285
Shares Held as of 1/31/2022	8,996,751	10,086,174	19,082,925
Dividend Income	$365	$1,696	$2,061

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Market Value of Securities Loaned	Collateral Received
$8,891,023	$8,996,751
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2022, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.